Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
FINANCIAL INSTRUMENTS AND DERIVATIVES

NOTE 5—FINANCIAL INSTRUMENTS AND DERIVATIVES

We enter into certain commodity derivative instruments which are effective in mitigating commodity price risk associated with a portion of our future monthly natural gas and crude oil production and related cash flows. Our oil and gas operating revenues and cash flows are impacted by changes in commodity product prices, which are volatile and cannot be accurately predicted. Our objective for holding these commodity derivatives is to protect the operating revenues and cash flows related to a portion of our future crude oil and natural gas sales from the risk of significant declines in commodity prices. We have not designated any of our commodity derivatives as hedges under ASC 815.

As of December 31, 2011, the terms of our commodity derivatives were:

Natural Gas	Period	MMBTU/day	Price per MMBTU
Collars	Jan 2012 - Dec 2012	11,910	$4.58 - $6.42
	Jan 2013 - Dec 2013	12,500	$4.50 - $5.96
Swaps	Jan 2012 - Dec 2012	6,100	$4.16
	Jan 2013 - Dec 2013	6,000	$4.13
Ceilings sold (call)	Jan 2014 - Dec 2014	16,000	$5.91

Crude Oil	Period	Bbls/day	Price per Bbl
Collars	Jan 2012 - Dec 2012	3,000	$81.69 - $98.92
	Jan 2013 - Dec 2013	2,763	$81.38 - $97.61
	Jan 2014 - Dec 2014	663	$85.00 - $91.25
	Jan 2015 - Dec 2015	259	$85.00 - $91.25
Floors sold (put)	Jan 2012 - Dec 2012	50	$55.00
Floors purchased (put)	Jan 2012 - Dec 2012	153	$80.00

The following table summarizes the fair value of our derivative contracts as of the dates indicated:

In thousands Derivatives not designated as		Gross Derivative Assets		Gross Derivative Liabilities
hedging instruments	Balance Sheet Classification	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Commodity
	Current Assets—Derivatives	$5,732	$1,743	$—	$—
	Derivatives and Other Long Term Assets	1,192	500	—	—
	Derivative and other Current Liabilities	—	—	(5,800)	(2,462)
	Derivative and other Long Term Liabilities	—	—	(6,112)	(559)

Total		$6,924	$2,243	$(11,912)	$(3,021)

The following tables summarize the net gain (loss) on derivative contracts for the years ended December 31, 2011, 2010 and 2009:

	For the Year Ended December 31,
	2011	2010	2009
	(in thousands)
Realized gain (loss)	$(2,136)	$3,877	$5,375
Unrealized loss	(4,210)	(3,063)	(7,700)

Net gain (loss)	$(6,346)	$814	$(2,325)